Income Taxes (Deferred Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Components of Deferred Tax Assets and Liabilities [Abstract]
Account receivables	$ 2,714	$ 4,253
Accounts payable and accrued expenses	(2,162)	(4,354)
Current deferred income tax assets, net	4,876	8,607
Net operating losses	1,256	758
Goodwill and intangible assets	(63,801)	(62,693)
Property and equipment	(42,304)	(32,996)
Deferred compensation	449	593
Noncurrent deferred tax liabilities, net	$ (104,400)	$ (94,338)